UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-PX

Annual Report of Proxy Voting Record of

Copley Fund, Inc.

Investment Company Act File No.: 811-2815

Registrant

c/o Gallet Dreyer & Berkey, LLP

845 Third Avenue - 5th Floor

New York, NY 10022

Agent for Service

Registered Agent, Inc.

769 Basque Way, Suite 300

Carson City, NV 09706

Fiscal Year end: February 28

Date of Reporting Period: July 1, 2018 to June 30, 2019

Item 1. Proxy Voting Record

The Fund did not vote by proxy on any matter submitted for shareholder consideration.

The Fund and its Adviser have adopted policies for voting proxies of the securities in the portfolio of the Fund. They will vote the proxies in what they consider to be the best interests of the shareholders, and in accordance with the Proxy Voting Policies which are set forth in Appendix A to this SAI. The Fund last filed Form N-PX on August 31, 2018, reflecting the Fund’s proxy voting history from July 1, 2017 through June 30, 2018. During the period of management transition between the May 2018 death of Irving Levine and the October 13, 2020 election of the Fund’s Board, the Fund did not cast any vote by Proxy. Since the October 13, 2020 election of directors,the Fund has resumed voting by Proxy and, accordingly, will file Form N-PX with the SEC on or before August 31, 2021. Form N-PX will contain information on the proxies voted by the Fund from July 1, 2020 to June 30, 2021. A copy of Form N-PX will be available after August 31, 2021 on the SEC website www.sec.gov.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copley Fund, Inc.

By:	/s/ David I. Faust
Name: David I. Faust, Esq.
Title: Secretary

Date: May 12, 2021